REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
8.	REPORTABLE SEGMENTS

The Company operates in one reportable business segment: the exploration, mine development and extraction of precious metals in three geographic areas, the Sultanate of Oman, Turkey and the Canada.

As at	December 31, 2013	December 31, 2012

Oman – mineral properties	$800,000	$18,248,198
Oman – capital assets	14,756	103,350
Turkey – capital assets	59,013	64,290
Canada – capital assets	48,460	89,499
Total	$922,229	$18,505,337